Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net earnings	$ 253,100,000	$ 314,100,000	$ 323,700,000
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation	119,400,000	117,500,000	104,300,000
Amortization of intangibles and supply agreements	70,000,000.0	74,400,000	31,800,000
Long-lived asset impairment	4,000,000.0	7,800,000	5,400,000
Goodwill impairment	25,400,000	0	0
Provision for losses on accounts and notes receivable	17,100,000	2,800,000	16,700,000
Writedown of inventories	13,600,000	15,100,000	18,200,000
Net gain from sales of assets and businesses	0	(5,000,000.0)	(2,100,000)
Deferred income tax (benefit) expense	(20,900,000)	800,000	2,600,000
Stock-based compensation	29,200,000	33,000,000.0	35,500,000
Pension expense (income), net of contributions	1,900,000	4,300,000	(19,200,000)
Other, net	9,500,000	2,200,000	700,000
Increases/decreases in, excluding effects from acquisitions and divestitures:
Accounts and other receivables	24,300,000	53,000,000.0	(25,800,000)
Inventories	(31,900,000)	73,800,000	(85,600,000)
Other current assets	4,800,000	(2,800,000)	(1,900,000)
Accounts payable	83,000,000.0	(39,400,000)	36,200,000
Accrued expenses and other current liabilities	100,000	16,400,000	(200,000)
Net Cash Provided by Operating Activities	602,600,000	668,000,000.0	440,300,000
Investing Activities
Additions to property, plant and equipment	(66,200,000)	(143,100,000)	(159,600,000)
Purchases of companies, net of cash acquired	0	(1,265,100,000)	(109,200,000)
Proceeds from sales of assets and businesses	14,800,000	5,500,000	4,900,000
Other, net	2,400,000	(15,500,000)	(13,900,000)
Net Cash Used for Investing Activities	(49,000,000.0)	(1,418,200,000)	(277,800,000)
Financing Activities
Additions to long-term debt	0	993,300,000	0
Payments on long-term debt	(157,500,000)	(37,600,000)	(155,400,000)
Change in commercial paper and short-term debt	(70,300,000)	(8,700,000)
Change in commercial paper and short-term debt			69,600,000
Dividends paid	(211,500,000)	(204,600,000)	(193,700,000)
Issuances of common stock	1,500,000	9,300,000	4,800,000
Purchases of common stock	(10,600,000)	(16,400,000)	(112,400,000)
Additional consideration paid on prior year acquisitions	(8,400,000)	(1,100,000)	(9,300,000)
Other, net	(4,900,000)	(3,100,000)	(500,000)
Net Cash (Used for) Provided by Financing Activities	(461,700,000)	731,100,000	(396,900,000)
Effect of Exchange Rate Changes on Cash	9,400,000	(1,400,000)	(23,600,000)
Increase (Decrease) in Cash and Cash Equivalents	101,300,000	(20,500,000)	(258,000,000.0)
Cash and Cash Equivalents—Beginning of Year	247,600,000	268,100,000	526,100,000
Cash and Cash Equivalents—End of Year	348,900,000	247,600,000	268,100,000
Supplemental Information
Interest paid (net of amounts capitalized)	74,800,000	77,300,000	61,800,000
Income taxes paid	108,600,000	84,200,000	92,800,000
Property, plant and equipment acquired through finance leases	1,800,000	2,100,000	1,900,000
Capital expenditures in accounts payable	7,100,000	6,800,000	6,700,000
Prepaid income taxes and taxes receivable (recovered) applied against the deemed repatriation tax liability	$ 1,200,000	$ (600,000)	$ 28,400,000